Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2014	Gross Cost	Accumulated Depreciation	Net Cost
Land	80	—	80
Buildings	886	(411)	475
Facilities & leasehold improvements	2,946	(2,629)	317
Machinery and equipment	13,491	(11,822)	1,669
Computer and R&D equipment	410	(371)	39
Other tangible assets	118	(109)	9
Construction in progress	58	—	58

Total	17,989	(15,342)	2,647

December 31, 2013	Gross Cost	Accumulated Depreciation	Net Cost
Land	94	—	94
Buildings	987	(429)	558
Facilities & leasehold improvements	3,218	(2,826)	392
Machinery and equipment	14,684	(12,728)	1,956
Computer and R&D equipment	463	(414)	49
Other tangible assets	137	(121)	16
Construction in progress	91	—	91

Total	19,674	(16,518)	3,156